3. SIGNIFICANT ACCOUNTING POLICIES: Cash and Cash Equivalents (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents	$ 3,754,075	$ 1,184	$ 200,792